Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets at Amortised Cost [Abstract]
Table of Loans and Advances to Financial Institutions

	December 31, 2023	December 31, 2022
Loans and advances to financial institutions	16,432,085	13,903,746
Allowances for ECL	(980,641)	(725,747)

TOTAL	15,451,444	13,177,999

Table of Loans and Advances to Customers

	December 31, 2023	December 31, 2022
Credit Cards	702,657,639	854,924,949
Notes	318,069,103	181,250,348
Overdrafts	176,515,811	196,021,914
Loans for the prefinancing and financing of exports	153,200,806	78,079,366
Consumer loans	151,819,857	222,107,654
Commercial papers	145,212,037	182,199,444
Real estate mortgage	79,404,563	119,922,367
Pledge loans	44,335,196	76,942,252
Receivables from financial leases	12,719,733	19,892,649
Loans to employees	10,268,564	15,016,004
Other financing	210,138,365	337,838,753
Allowances for ECL	(44,440,936)	(64,326,062)

TOTAL	1,959,900,738	2,219,869,638

Summary of Loans by Economic Activity

	December 31, 2023
	Loan portfolio (1)
	Performing	%	Non-performing	%	Total
	(in thousands of pesos, except percentages)
Consumer	925,263,748	46.59%	28,993,504	82.36%	954,257,252
Other manufacturing	231,659,985	11.67%	3,093,299	8.79%	234,753,284
Wholesale and retail trade	164,990,452	8.31%	263,069	0.75%	165,253,521
Mining products	148,237,570	7.47%	89,202	0.25%	148,326,772
Agricultural and livestock	98,606,896	4.97%	601,678	1.71%	99,208,574
Services	37,210,971	1.87%	129,876	0.37%	37,340,847
Transport	33,317,055	1.68%	193,015	0.55%	33,510,070
Financial sector	16,432,085	0.83%	—	—	16,432,085
Construction	12,735,536	0.64%	269,843	0.77%	13,005,379
Electricity, oil,water and sanitary services	10,863,098	0.55%	2,707	0.01%	10,865,805
Government services	145,208	0.01%	—	—	145,208
Others	306,249,181	15.41%	1,570,989	4.44%	307,820,170

	1,985,711,785	100.00%	35,207,182	100.00%	2,020,918,967

	December 31, 2022
	Loan portfolio (1)
	Performing	%	Non-performing	%	Total
	(in thousands of pesos, except percentages)
Consumer	1,185,453,460	52.48%	30,139,056	76.93%	1,215,592,516
Other manufacturing	240,886,440	10.66%	518,422	1.32%	241,404,862
Wholesale and retail trade	159,930,827	7.08%	243,174	0.62%	160,174,001
Agricultural and livestock	104,841,665	4.64%	612,996	1.56%	105,454,661
Mining products	77,640,679	3.44%	3,149,898	8.04%	80,790,577
Transport	36,846,913	1.63%	157,381	0.40%	37,004,294
Services	23,685,189	1.05%	90,585	0.23%	23,775,774
Construction	15,660,271	0.69%	611,243	1.56%	16,271,514
Financial sector	13,903,746	0.62%	—	0.00%	13,903,746
Electricity, oil, water and sanitary services	3,314,762	0.15%	3,095	0.01%	3,317,857
Central Bank	28,132	0.00%	—	0.00%	28,132
Government services	4,356	0.00%	—	0.00%	4,356
Others	396,758,173	17.56%	3,651,471	9.33%	400,409,644

	2,258,954,613	100.00%	39,177,321	100.00%	2,298,131,934

(1)	Performing: Stage 1 y Stage 2; Non Performing: Stage 3

Summary of maturity analysis of finance lease payments receivable

	December 31, 2023		December 31, 2022
	Total investment	Present value of minimum lease collections	Total investment	Present value of minimum lease collections
Term
Up to 1 year	8,990,725	2,599,587	10,222,440	4,322,410
From 1 to 2 years	9,274,940	3,653,345	10,002,205	5,118,434
From 2 to 3 years	6,786,874	3,081,354	7,917,097	4,797,536
From 3 to 4 years	3,661,321	2,194,714	4,666,061	3,306,834
From 4 to 5 years	1,307,994	1,190,733	2,433,073	2,347,435

TOTAL	30,021,854	12,719,733	35,240,876	19,892,649

Principal		12,073,883		19,343,628
Interest accrued		645,850		549,021

TOTAL		12,719,733		19,892,649

Table of Reverse Repurchase Agreements

	December 31, 2023	December 31, 2022
BCRA repos	1,202,421,795	163,689,844
Allowances for ECL	(1,272,651)	(285,229)

TOTAL	1,201,149,144	163,404,615

Summary of Debt securities

	December 31, 2023	December 31, 2022
Argentine Treasury Bond in pesos. Maturity 08-23-2025	49,502,692	—
Argentine Treasury Bond in pesos. Maturity 05-23-2027	32,406,871	100,997,240
Argentine Treasury Bond in pesos at 0.7% Badlar Private Rate. Maturity 11-23-2027	14,771,877	37,662,724
Allowances for ECL	(12,858,226)	(20,893,248)

TOTAL	83,823,214	117,766,716

Table of Other Financial Assets

	December 31, 2023	December 31, 2022
Financial assets pledged as collateral (1)	80,840,899	91,851,261
Sundry debtors	49,392,813	42,857,988
Receivables from sale of ownership interest in Prisma Medios de Pago S.A. (2)	40,474,563	33,628,764
Receivable from financial institution for spot transactions pending settlement	921,900	14,228,177
Receivable from non-financial institution for spot transactions pending settlement	874,585	273,352
Others	127,093	186,183
Allowances for ECL	(1,418,944)	(1,438,804)

TOTAL	171,212,909	181,586,921

(1)
Special guarantee current accounts opened at the BCRA for transactions related to the automated clearing houses and other similar entities; deposits pledged as collateral for activities related to credit card transactions in the country and abroad and; leases and trust is composed of dollars in cash as collateral for activities related to the transactions on Mercados Argentinos SA (BYMA) and Mercado Abierto Electrónico S.A (MAE).

(2)
On October 1, 2021, the Bank, together with the other Class B Shareholders, gave notice of the exercise of the put option and therefore initiated the procedure to sell 49% of the capital stock in the company Prisma Medios de Pago S.A. On March 18, 2022, the transfer of all the remaining shareholding of the Bank in Prisma Medios de Pago S.A. was consummated for a price of US$ 40,038,122. Such amount will be paid as follows: (i) 30% in Pesos adjustable by CER (UVA) at an annual nominal rate of 15% and (ii) 70% in US Dollars at an annual nominal rate of 10% within a term of six years.